Optimized Equity Income ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Basic Materials - 0.4%
Freeport-McMoRan, Inc.	3,222	$ 201,794

Communications - 19.9%
Alphabet, Inc. - Class A (a)	4,475	1,593,682
Alphabet, Inc. - Class C (a)	3,580	1,276,807
Amazon.com, Inc. (a)(b)	7,697	2,090,351
AppLovin Corp. - Class A (b)	358	141,732
Arista Networks, Inc. (b)	1,253	225,979
AT&T, Inc.	11,277	262,190
Booking Holdings, Inc.	4,475	863,227
Cisco Systems, Inc.	6,086	705,915
Meta Platforms, Inc. - Class A (a)	1,790	996,511
Netflix, Inc. (b)	3,580	256,722
Uber Technologies, Inc. (b)	3,222	226,700
Verizon Communications, Inc.	6,623	310,023
Walt Disney Co.	2,685	258,270
		9,208,109

Consumer, Cyclical - 6.1%
Costco Wholesale Corp.	537	511,165
Home Depot, Inc.	1,611	534,787
McDonald's Corp.	1,074	290,667
Tesla, Inc. (a)(b)	2,148	668,479
TJX Cos., Inc.	1,790	281,639
Walmart, Inc.	4,654	517,525
		2,804,262

Consumer, Non-cyclical - 15.8%
Abbott Laboratories	2,864	302,725
AbbVie, Inc.	2,864	718,692
Amgen, Inc.	895	344,718
Boston Scientific Corp. (b)	2,327	108,741
Coca-Cola Co.	4,654	407,644
Eli Lilly & Co. (a)	716	822,569
Gilead Sciences, Inc.	1,969	256,383
Intuitive Surgical, Inc. (b)	537	189,738
Johnson & Johnson	3,759	963,620
Merck & Co., Inc.	3,938	512,728
Mobility Global, Inc. (b)	537	10,944
PepsiCo, Inc.	2,148	299,775
Pfizer, Inc.	8,950	223,840
Philip Morris International, Inc.	2,506	478,195
Procter & Gamble Co.	3,401	491,411
S&P Global, Inc.	537	221,206
Thermo Fisher Scientific, Inc.	716	411,199
UnitedHealth Group, Inc.	1,253	519,243
		7,283,371

Energy - 3.3%
Chevron Corp.	3,043	598,954
ExxonMobil Holdings Corp.	6,094	947,251
		1,546,205

Financial - 13.1%
American Express Co.	895	300,944
Bank of America Corp.	10,203	632,076
Berkshire Hathaway, Inc. - Class B (b)	1,432	732,525
Blackrock, Inc.	358	390,360
Charles Schwab Corp.	2,685	282,569
Citigroup, Inc.	2,864	379,337
Goldman Sachs Group, Inc. (a)	295	300,422
JPMorgan Chase & Co. (a)	2,148	755,645
Mastercard, Inc. - Class A	1,253	718,094
Morgan Stanley (a)	1,790	376,652
Progressive Corp.	1,074	227,065
Visa, Inc. - Class A	1,432	524,298
Wells Fargo & Co.	4,833	417,813
		6,037,800

Industrial - 6.6%
Amphenol Corp. - Class A	1,611	258,888
Boeing Co. (b)	1,611	348,202
Caterpillar, Inc.	587	478,293
Eaton Corp. PLC	716	297,283
GE Vernova, Inc.	537	531,786
General Electric Co.	1,790	644,525
RTX Corp.	2,327	500,817
		3,059,794

Technology - 32.4% (c)
Accenture PLC - Class A	895	148,499
Adobe, Inc. (b)	716	179,294
Advanced Micro Devices, Inc. (b)	1,502	715,177
Apple, Inc.	6,345	1,960,034
Applied Materials, Inc.	545	276,680
Broadcom, Inc. (a)	3,580	1,393,622
Intel Corp. (b)	6,802	613,540
International Business Machines Corp.	1,074	240,200
Intuit, Inc.	358	113,153
Lam Research Corp.	1,164	341,075
Micron Technology, Inc.	1,432	1,178,579
Microsoft Corp. (a)	5,907	2,745,101
NVIDIA Corp. (a)	18,974	3,809,031
Oracle Corp.	1,253	162,727
Palantir Technologies, Inc. - Class A (b)	1,790	220,277
QUALCOMM, Inc.	1,790	264,222
Salesforce, Inc.	1,253	230,577
ServiceNow, Inc. (b)	895	99,551
Texas Instruments, Inc.	1,074	296,145
		14,987,484

Utilities - 0.6%
NextEra Energy, Inc.	3,222	280,056
TOTAL COMMON STOCKS (Cost $41,845,033)		45,408,875

REAL ESTATE INVESTMENT TRUSTS - 0.8%	Shares	Value
Financial - 0.8%
Realty Income Corp.	6,132	391,651
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $376,204)		391,651

PURCHASED OPTIONS - 0.2% (b)	Notional Amount	Contracts		Value
Put Options - 0.2%
S&P 500 Index (d)(e)
Expiration: 07/31/2026; Exercise Price: $7,485.00	18,724,300	25		450
Expiration: 08/28/2026; Exercise Price: $7,200.00	17,226,356	23		81,995
TOTAL PURCHASED OPTIONS (Cost $157,764)				82,445

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%		Shares		Value
First American Government Obligations Fund - Class X, 3.58% (f)		58,536		58,536
TOTAL MONEY MARKET FUNDS (Cost $58,536)				58,536

TOTAL INVESTMENTS - 99.3% (Cost $42,437,537)				45,941,507
Other Assets in Excess of Liabilities - 0.7%			0.00676	312,881
TOTAL NET ASSETS - 100.0%				$ 46,254,388

Percentages are stated as a percent of net assets.

(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Optimized Equity Income ETF
Schedule of Written Options
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (1.0)%	Notional Amount	Contracts	Value
Call Options - (1.0)% (a)(b)
Alphabet, Inc.
Expiration: 08/07/2026; Exercise Price: $270.00	$ (712,260)	(20)	$ (166,860)
Expiration: 08/07/2026; Exercise Price: $335.00	(712,260)	(20)	(44,050)
Expiration: 08/21/2026; Exercise Price: $337.50	(891,625)	(25)	(59,063)
Amazon.com, Inc., Expiration: 08/21/2026; Exercise Price: $280.00	(407,370)	(15)	(7,613)
Broadcom, Inc., Expiration: 08/07/2026; Exercise Price: $400.00	(389,280)	(10)	(6,625)
Eli Lilly & Co., Expiration: 08/07/2026; Exercise Price: $1,200.00	(344,652)	(3)	(6,705)
Goldman Sachs Group, Inc., Expiration: 08/21/2026; Exercise Price: $1,025.00	(203,676)	(2)	(6,315)
JPMorgan Chase & Co., Expiration: 08/21/2026; Exercise Price: $360.00	(351,790)	(10)	(3,800)
Meta Platforms, Inc., Expiration: 08/21/2026; Exercise Price: $590.00	(278,355)	(5)	(4,790)
Microsoft Corp., Expiration: 08/21/2026; Exercise Price: $470.00	(929,440)	(20)	(22,250)
Morgan Stanley, Expiration: 08/21/2026; Exercise Price: $215.00	(105,210)	(5)	(2,162)
NVIDIA Corp., Expiration: 08/21/2026; Exercise Price: $210.00	(803,000)	(40)	(14,900)
S&P 500 Index, Expiration: 08/21/2026; Exercise Price: $7,550.00	(14,979,440)	(20)	(123,800)
Tesla, Inc., Expiration: 08/21/2026; Exercise Price: $330.00	(311,210)	(10)	(6,700)
TOTAL WRITTEN OPTIONS (Premiums received $412,901)			$ (475,633)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Optimized Equity Income ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 45,408,875	$ –	$ –	$ 45,408,875
Real Estate Investment Trusts	391,651	–	–	391,651
Purchased Options	–	82,445	–	82,445
Money Market Funds	58,536	–	–	58,536
Total Investments	$ 45,859,062	$ 82,445	$ –	$ 45,941,507

Liabilities:
Investments:
Written Options	$ –	$ (475,633)	$ –	$ (475,633)
Total Investments	$ –	$ (475,633)	$ –	$ (475,633)

Refer to the Schedule of Investments for further disaggregation of investment categories.